03.31 Fidelity Freedom K Funds Pro-06 | Fidelity Freedom K® 2010 Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Freedom K® 2010 Fund}	03.31 Fidelity Freedom K Funds Pro-06 Fidelity Freedom K® 2010 Fund Fidelity Freedom K 2010 Fund-Default
Management fee	0.47%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.47%	[1]
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Fidelity Freedom K® 2010 Fund}	03.31 Fidelity Freedom K Funds Pro-06 Fidelity Freedom K® 2010 Fund Fidelity Freedom K 2010 Fund-Default USD ($)
1 year	$ 48
3 years	148
5 years	254
10 years	$ 550